Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments, at fair value	$ 179,352,379	$ 156,759,731
Receivables:
Participant's contributions	234,671	228,079
Employer's contributions	98,703	96,286
Dividends	78,220	66,762
Notes receivable from participants	64,445	72,415
Total receivables	476,039	463,542
Total assets	179,828,418	157,223,273
Liabilities:
Other liabilities	15,498	0
Net assets available for benefits	179,812,920	157,223,273
Cash
Investments, at fair value:
Total investments, at fair value	40,144	17,084
Money market fund
Investments, at fair value:
Total investments, at fair value	2,577,661	0
Common stock
Investments, at fair value:
Total investments, at fair value	10,684,861	11,301,477
Mutual funds
Investments, at fair value:
Total investments, at fair value	155,947,347	133,578,392
Collective investment trust
Investments, at fair value:
Total investments, at fair value	$ 10,102,366	$ 11,862,778